Financial Risk Management - Additional Information (Detail) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2020 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2021 MXN ($) Airline	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 02, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Feb. 27, 2019 MXN ($)	Feb. 26, 2019 MXN ($)	May 02, 2017 MXN ($)
Disclosure of detailed information about financial instruments [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports				99.10%	100.00%	100.00%
Number of major client airlines | Airline			3
Deposit received from customers			$ 788,435	$ 696,059	$ 1,143,485
Proportion of expenses in foreign currency			70.00%
Description of variable rate and effect of debt			The Company has financial debt denominated in pesos and U.S. dollars, which accrues interest at a variable rate based on TIIE 28-days and LIBOR 28-days, respectively. If on the 2021 of year-end closing date the variable interest rates to which the Company is exposed had been 100 basis points (higher) or lower than the interest rate at year-end with the other variables remaining constant
Loans			$ 27,860,908
Debt securities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt securities, value									$ 3,000,000		$ 3,000,000	$ 2,300,000	$ 1,500,000
Accounts Receivable [Member]
Disclosure of detailed information about financial instruments [Line Items]
Loss rates base, actual credit loss experience period			3 years
Interbank Equilibrium Interest Rate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt instrument interest rate period			variable rate based on TIIE 28-days
London Inter Bank Offering Rate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt instrument interest rate period			LIBOR 28-days
TIIE Rate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Fixed annual interest rate									6.33%		8.03%	8.0315%	7.21%
Likely [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis of risk variable percentage			0.25%
Possible [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis of risk variable percentage			0.50%
Stress [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis of risk variable percentage			1.00%
Financial liabilities at fair value through profit or loss, category [Member]
Disclosure of detailed information about financial instruments [Line Items]
Fair value of financial liabilities at amortized cost			$ 27,735,962	24,280,945	16,648,280
Loans			$ 27,988,813	24,445,925	16,535,925
MBJA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of tariffs for the passengers			In MBJ, the tariffs are billed and charged to domestic and international passengers in USD, which are assimilated into a fixed amount for 12 months (from April to March), and then updated for inflation in the United States.
International tariff per passenger		$ 19.34
Increase in tariff of an international passenger		24.74
Domestic tariff per passenger		$ 5.52
Proportion of expenses in foreign currency			70.00%
Loans			$ 1,429,459	1,544,964	837,610
PAC Kingston Airport Limited (PACKAL) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of tariffs for the passengers			In PACKAL, the tariffs are billed and charged to domestic and international passengers in USD, which they are assimilated into a fixed amount for 12 months (from April to March), and then updated for inflation in the United States.
International tariff per passenger	$ 16.81
Increase in tariff of an international passenger	28.80
Domestic tariff per passenger	5.83
Increase in tariff of domestic tariff per passenger	$ 9.99
Credit risk [Member] | Mexico [Member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports			0.00%
Credit risk [Member] | Jamaica [Member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports			0.00%
Credit risk [Member] | Tarifa de Uso Aeroportuario [Member]
Disclosure of detailed information about financial instruments [Line Items]
Maximum grace period for reimbursement			60 days
Deposit received from customers			$ 788,435	$ 696,059	$ 1,143,485
Credit risk [Member] | Tarifa de Uso Aeroportuario [Member] | Bond or Cash Equivalent [Member]
Disclosure of detailed information about financial instruments [Line Items]
Guarantee period			30 days
Credit risk [Member] | Tarifa de Uso Aeroportuario [Member] | Major Client Airlines [Member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports			35.50%	33.50%	29.20%
Credit risk [Member] | Tarifa de Uso Aeroportuario [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit term			60 days
Credit risk [Member] | Tarifa de Uso Aeroportuario [Member] | Other Clients [Member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports			52.50%	50.00%	52.90%
Credit risk [Member] | Guadalajara airport [Member] | Aeronautical And Non Aeronautical [Member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports			26.10%	27.90%	27.40%
Credit risk [Member] | Company's Airports [Member] | Aeronautical And Non Aeronautical [Member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports			86.90%	87.30%	91.00%
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Operating expenses and financial debt payment period			60 days
Credit lines							$ 30,000,000.0	$ 7,000,000.0		$ 7,000,000.0